Loans and borrowings	12 Months Ended
Dec. 31, 2020
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Loans and borrowings

29.  Loans and borrowings

	31 December	31 December
	2020	2019
Non-current liabilities
Unsecured bank loans	7,779,354	6,092,170
Secured bank loans	151,543	—
Lease liabilities	1,521,713	1,101,303
Debt securities issued	6,901,075	5,483,921
	16,353,685	12,677,394
Current liabilities
Unsecured bank loans	4,049,824	6,712,297
Secured bank loans	144,261	2,415
Lease liabilities	577,173	431,752
Debt securities issued	461,479	481,869
	5,232,737	7,628,333

The company has used loans in accordance with the loan agreement previously signed with J.P.Morgan and AB Svensk Exportkredit under the Swedish Export Credit Organization (“EKN”) insurance. As of 31 December 2020, the Company has used USD 47,100 and USD 29,410 loan on 1 April 2020 and 27 November 2020, respectively, with a fixed interest rate of 3.84%.

As at 31 December 2020, the company signed a green loan agreement amounting to EUR 50,000 with ING European Financial Services Plc. The respective loan has a maturity of 5 years and its annual interest rate is Euribor+1.95%. The loan facility is utilized to finance sustainable investments such as renewable energy, energy efficiency, green digital services and green buildings under the internationally recognized Green Loan Principles. The loan will be repaid at once at the end of the 5-year maturity term. The loan was fully utilized on 20 March 2020.

The company has signed a loan agreement amounting to USD 90,000 with ING BANK N.V. and AB Svensk Exportkredit within the scope of the EKN insurance on 18 December 2020, which can be used for financing the products and services procured from Ericsson AB and Ericsson Telekomunikasyon A.S.. Each tranches has a period of 15 months respectively and the last tranche will be available until April 2024. The repayments of the tranches will be made in 2 equal installments per year and with a fixed interest rate of 3.04%.

The company has signed a loan agreement amounting to EUR 500,000 with the China Development Bank on 10 August 2020, which can be used for the infrastructure investment financing of the Group for 3 years, and can be utilized both in EUR and RMB. The maturity of the loan is 8 years and the first 3 years are without principal repayment. The annual interest rate of the loan is Euribor+2.29% for the EUR tranche and the fixed 5.15% for the RMB tranche.

Within the scope of buy-back decisions on 27 July 2016, 30 January 2017 and 24 March 2020, the Company sold their debt securities issued with a total nominal value of USD 20,500 as at 31 December 2020.

The company has decided to prepay and close its Club loan, which was utilized under the credit agreement disclosed on 17 September 2015 and which is to fully mature on 16 September 2020. Accordingly, the last two principal payments of the loan, which are due in June 2020 and September 2020 as per the credit agreement and which in total amounted to EUR 148.4 million and USD 166.7 million were made on 23 March 2020.

On 4 June 2020, CMB approval has been taken on issuance of management agreement based lease certificates in accordance with capital markets legislation in the domestic market, in Turkish Lira terms, at an amount up to TL 600,000, on various dates and at various amounts without public offering, as private placement and/or to be sold to institutional investors within one year. On 18 November 2020, the Company has issued management agreement based lease certificates amounting TL 50,000 with the maturity of 23 March 2021.

Terms and conditions of outstanding loans are as follows:

			31 December 2020			31 December 2019
		Interest		Payment	Carrying	Nominal interest	Payment	Carrying
	Currency	rate type	Nominal interest rate	period	amount	Rate	period	amount
Unsecured bank loans	EUR	Floating	Euribor+2.0%-Euribor+2.2%	2021-2026	5,624,277	Euribor+1.3%-Euribor+2.2%	2020-2026	5,638,726
Unsecured bank loans	USD	Floating	Libor+2.1%-Libor+2.4%	2021-2028	2,384,622	Libor+1.5%-Libor+2.2%	2020-2028	4,478,457
Unsecured bank loans	TL	Fixed	6.5%-16.9%	2021	1,627,198	9.5%-11.5%	2020	1,442,818
Unsecured bank loans	UAH	Fixed	6%-10.9%	2021-2023	980,207	11.5%-18.0%	2020	1,043,883
Unsecured bank loans	USD	Fixed	3.8%	2030	501,036	—	-	-
Unsecured bank loans	EUR	Fixed	1.5%-1.8%	2021-2022	428,565	—	-	-
Unsecured bank loans	RMB	Fixed	5.2%-5.5%	2021-2026	283,273	5.5%	2020-2026	200,583
Secured bank loans	USD	Floating	Libor+1.7%	2023	259,427	—	-	-
Secured bank loans	EUR	Floating	Euribor+1.3%	2021	36,377	—	-	-
Secured bank loans (*)	BYN	Fixed	—	—	—	11.5%	2020	2,415
Debt securities issued	USD	Fixed	5.8%	2021-2028	7,311,688	5.8%	2020-2028	5,810,989
Debt securities issued	TL	Fixed	15.0%	2021	50,866	14.0%	2020	154,801
Lease liabilities	TL	Fixed	9.8%-45.0%	2021-2048	1,201,988	12.8%-45.0%	2020-2048	735,211
Lease liabilities	UAH	Fixed	8.1%-24.0%	2021-2069	555,597	16.6%-24.0%	2020-2067	521,496
Lease liabilities	EUR	Fixed	1.0%-10.0%	2021-2034	185,557	1.0%-7.9%	2020-2031	162,786
Lease liabilities	BYN	Fixed	11.5%-15.0%	2021-2028	99,259	11.7%-15.0%	2020-2028	94,998
Lease liabilities	USD	Fixed	3.9%-10.9%	2021-2028	56,485	3.9%-10.8%	2020-2027	18,564
					21,586,422			20,305,727

(*)Belarusian Telecom pledged certain property, plant and equipment to secure these bank loans. Also, these bank loans are secured by the Government of the Republic of Belarus (Note 37).